INITIAL PUBLIC OFFERING (Details) - $ / shares	Nov. 27, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	23,000,000
Shares Issued, Price Per Share		$ 10.10	$ 10.10
Number of shares in a unit	1
Number of warrants in a unit	0.50
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,000,000
Shares Issued, Price Per Share	$ 10.00
Exercise price of warrants	$ 11.50	$ 11.50